FAIR VALUE GAIN (LOSS) ON REVALUATION DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value gain (loss) on revaluation derivatives
The following tables summarizes fair value gain (losses) on revaluation derivatives:

Amounts in € ‘000	2020	2019	2018
Revaluation warrants	60	(209)	(302)
Revaluation conversion rights	—	—	(193)
Total	60	(209)	(495)
The following table presents the liabilities that are measured at fair value at year-end 2020 and 2019:

	2020		2019
Amounts in € ‘000	Level 3	Total	Level 3	Total
Derivative financial liabilities	147	147	268	268
Other financial liabilities	173	173	35,117	35,117
Balance at December 31	320	320	35,385	35,385